EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the forms of prospectus and statement of additional information dated July 1, 2015 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 177 (“Amendment No. 177”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 177 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-15-000833) on June 25, 2015:

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

EATON VANCE GROWTH TRUST

By:

/s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date:  July 1, 2015

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